consolidated statement of cash flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow in operating activities:
Net profit for the period	$ 17,630,554	$ 2,737,853	$ 15,005,155
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense	8,795,263	2,038,661	4,718,413
Depreciation, depletion, and amortization	10,159,922	9,324,538	8,582,783
Loss (gain) foreign exchange, net	31,726	(346,774)	(40,639)
Realization of other comprehensive income from the sale of a joint venture	(361,728)	0	0
Finance cost of loans and borrowings	3,095,224	2,384,342	1,894,490
Finance cost of post-employment benefits and abandonment costs	1,043,728	872,987	757,509
Write off of exploratory assets and dry wells	486,408	448,132	340,271
Loss on disposal of non-current assets	61,846	246,317	121,121
Gain on revaluation of assets in Guajira association	0	(1,284,372)	0
Gain on acquisition of participations and interests	0	(86,026)	(1,048,924)
Gain on loss of control in subsidiaries	0	(65,695)	0
Impairment loss of short-term assets	83,773	34,416	90,441
Impairment loss of non-current assets	33,351	633,156	1,762,437
(Gain) loss on fair value adjustment of financial assets	(7,431)	(43,948)	18,551
Loss on hedging transactions with derivatives	19,485	0	0
Share of profit of associates and joint ventures	(426,164)	(76,336)	(366,904)
Net gain on the sale of assets held for sale	(3,840)	(5,635)	(2,846)
Hedge ineffectiveness	24,496	9,779	5,173
Realized loss on foreign exchange cash flow hedges	249,978	193,374	386,773
Net change in operational assets and liabilities:
Trade and other receivables	(9,457,451)	678,349	2,381,905
Inventories	(2,980,134)	716,077	(597,552)
Trade and other payables	3,117,982	(2,550,411)	1,389,064
Tax assets and liabilities	(2,448,882)	(1,256,889)	(1,409,334)
Provisions for employee benefits	(222,356)	465,062	(234,629)
Provisions and contingencies	(163,737)	(30,185)	(253,043)
Other assets and liabilities	(523,090)	(392,843)	(492,745)
Cash flows from (used in) operations	28,238,923	14,643,929	33,007,470
Income tax paid	(5,702,902)	(5,457,225)	(5,295,703)
Net cash provided by operating activities	22,536,021	9,186,704	27,711,767
Cash flow in investing activities:
Investment in joint ventures	(44,735)	0	0
Acquisition of subsidiaries, net of acquired cash	(8,951,587)	0	0
Investment in property, plant, and equipment	(6,117,588)	(5,032,317)	(4,012,659)
Investment in natural and environmental resources	(6,733,028)	(5,994,462)	(9,798,193)
Acquisitions of intangibles	(444,346)	(90,082)	(168,289)
Proceeds from the sale of the other financial asset, net	1,282,903	2,107,856	3,117,549
Interests received	266,116	299,246	481,674
Dividends received	206,048	157,241	189,169
Proceeds from sales of assets	17,986	23,713	154,780
Net cash used in investment activities	(20,518,231)	(8,528,805)	(10,035,969)
Cash flow in financing activities:
Proceeds from borrowings	24,666,792	13,805,403	359,876
Repayment of borrowings	(11,267,540)	(5,003,885)	(1,596,630)
Interest payments	(3,333,555)	(2,345,683)	(1,766,223)
Lease payments	(336,030)	(350,539)	(300,326)
Dividends paid	(2,771,287)	(8,734,351)	(13,867,029)
Net cash provided (used) in financing activities	6,958,380	(2,629,055)	(17,170,332)
Exchange difference in cash and cash equivalents	491,428	(22,294)	258,548
Net increase (decrease) in cash and cash equivalents	9,467,598	(1,993,450)	764,014
Cash and cash equivalents at the beginning of the year	5,082,308	7,075,758	6,311,744
Cash and cash equivalent at the end of the year	$ 14,549,906	$ 5,082,308	$ 7,075,758